SCHEDULE OF INVESTMENTS

International Core Equity (in thousands)	MARCH 31, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia
Materials – 3.0%
BHP Group plc	347	$5,386
BHP Group plc ADR	113	3,441
Newcrest Mining Ltd.	442	6,071

		14,898

Total Australia - 3.0%		$14,898

Canada
Consumer Discretionary – 1.2%
Dollarama, Inc.	214	5,939

Energy – 2.5%
Canadian Natural Resources Ltd.	426	5,810
Seven Generations Energy Ltd., Class A(A)(B)	1,027	1,131
Suncor Energy, Inc.	359	5,726

		12,667

Total Canada - 3.7%		$18,606

China
Consumer Discretionary – 2.0%
Alibaba Group Holding Ltd. ADR(A)	28	5,503
Gree Electric Appliances, Inc. of Zhuhai, A Shares	639	4,650

		10,153

Consumer Staples – 1.0%
Wens Foodstuffs Group Co. Ltd., Class A	1,150	5,201

Health Care – 1.2%
Yunnan Baiyao Group Co. Ltd., A Shares	489	5,854

Total China - 4.2%		$21,208

Denmark
Industrials – 1.1%
A.P. Moller - Maersk A/S	5	4,262
A.P. Moller - Maersk A/S, Class A	2	1,312

		5,574

Total Denmark - 1.1%		$5,574

France
Communication Services – 3.1%
Orange S.A.	731	8,845
Ubisoft Entertainment S.A.(A)	89	6,489

		15,334

Consumer Staples – 1.2%
Pernod Ricard S.A.	40	5,745

Energy – 2.0%
Total S.A.(B)	271	10,213

Financials – 1.4%
BNP Paribas S.A.	231	6,740

Industrials – 3.3%
Airbus SE	144	9,294
Schneider Electric S.A.	85	7,216

		16,510

Information Technology – 1.6%
Cap Gemini S.A.	94	7,817

Utilities – 1.2%
ENGIE	565	5,785

Total France - 13.8%		$68,144

Germany
Consumer Discretionary – 1.8%
adidas AG	20	4,437
Continental AG	65	4,635

		9,072

Consumer Staples – 1.4%
Beiersdorf Aktiengesellschaft	68	6,883

Health Care – 4.3%
Bayer AG	143	8,211
Fresenius Medical Care AG & Co. KGaA	112	7,290
Merck KGaA	62	6,286

		21,787

Industrials – 1.7%
Deutsche Post AG	75	2,006
Hochtief Aktiengesellschaft	98	6,416

		8,422

Information Technology – 2.5%
SAP AG	114	12,751

Real Estate – 1.9%
Deutsche Wohnen AG	256	9,721

Total Germany - 13.6%		$68,636

Hong Kong
Financials – 1.9%
Hong Kong Exchanges and Clearing Ltd.	322	9,656

Total Hong Kong - 1.9%		$9,656

India
Energy – 0.9%
Reliance Industries Ltd.	310	4,516

Financials – 1.8%
Axis Bank Ltd.	725	3,627
Housing Development Finance Corp. Ltd.	262	5,646

		9,273

Total India - 2.7%		$13,789

Ireland
Materials – 1.2%
CRH plc	211	5,712

Total Ireland - 1.2%		$5,712

Italy
Financials – 0.8%
UniCredit S.p.A.	508	3,932

Total Italy - 0.8%		$3,932

Japan
Consumer Discretionary – 4.4%
Isuzu Motors Ltd.	806	5,337
Subaru Corp.(B)	471	9,007
Suzuki Motor Corp.	62	1,464
Zozo, Inc.	454	6,086

		21,894

Consumer Staples – 3.5%
Asahi Breweries Ltd.	203	6,580
Seven & i Holdings Co. Ltd.	335	11,047

		17,627

Financials – 1.4%
ORIX Corp.	570	6,802

Industrials – 3.0%
SMC Corp.	22	9,056
Taisei Corp.	197	5,999

		15,055

Real Estate – 0.4%
Mitsubishi Estate Co. Ltd.	121	1,791

Total Japan - 12.7%		$63,169

Luxembourg
Energy – 0.8%
Tenaris S.A.	323	1,947
Tenaris S.A. ADR	164	1,980

		3,927

Total Luxembourg - 0.8%		$3,927

Netherlands
Consumer Discretionary – 1.6%
Prosus N.V.(A)	115	7,994

Health Care – 1.3%
Koninklijke Philips Electronics N.V., Ordinary Shares	160	6,555

Industrials – 1.0%
Randstad Holding N.V.	146	5,170

Total Netherlands - 3.9%		$19,719

Norway
Consumer Staples – 1.0%
Mowi ASA	327	4,947

Financials – 1.3%
DNB ASA	586	6,524

Total Norway - 2.3%		$11,471

Singapore
Communication Services – 0.7%
Singapore Telecommunications Ltd.	2,063	3,677

Total Singapore - 0.7%		$3,677

South Korea
Information Technology – 1.4%
Samsung Electronics Co. Ltd.	178	6,910

Total South Korea - 1.4%		$6,910

Sweden
Health Care – 0.5%
Getinge AB	124	2,343

Industrials – 1.1%
Epiroc AB, Class A	414	4,091
Epiroc AB, Class B	134	1,319

		5,410

Total Sweden - 1.6%		$7,753

Switzerland
Consumer Staples – 2.9%
Nestle S.A., Registered Shares	140	14,318

Health Care – 3.8%
Alcon, Inc.(A)	106	5,404
Roche Holdings AG, Genusscheine	42	13,624

		19,028

Industrials – 1.1%
Ferguson plc	93	5,733

Total Switzerland - 7.8%		$39,079

United Kingdom
Consumer Discretionary – 1.6%
Compass Group plc	221	3,448
Whitbread plc	125	4,619

		8,067

Consumer Staples – 1.6%
British American Tobacco plc	236	8,048

Energy – 1.1%
BP plc	941	3,861
BP plc ADR	63	1,525

		5,386

Financials – 2.1%
Legal & General Group plc	2,725	6,439
Lloyds Banking Group plc	10,017	3,916

		10,355

Health Care – 4.0%
AstraZeneca plc	32	2,880
AstraZeneca plc ADR	79	3,537
GlaxoSmithKline plc	460	8,624
GlaxoSmithKline plc ADR	133	5,021

		20,062

Industrials – 1.7%
Babcock International Group plc	597	2,818
BAE Systems plc	856	5,502

		8,320

Information Technology – 1.3%
Amdocs Ltd.	123	6,750

Materials – 1.3%
Anglo American plc	383	6,718

Total United Kingdom - 14.7%		$73,706

TOTAL COMMON STOCKS – 91.9%		$459,566

(Cost: $602,690)

INVESTMENT FUNDS

United States – 1.9%
SPDR Gold Trust(A)	65	9,562

TOTAL INVESTMENT FUNDS – 1.9%		$9,562

(Cost: $8,057)

OTHER GOVERNMENT SECURITIES(C)	Principal

Norway – 1.1%
Norway Government Bond 3.750%, 5-25-21(D)(E)	NOK54,170	5,415

TOTAL OTHER GOVERNMENT SECURITIES – 1.1%		$5,415

(Cost: $6,242)

SHORT-TERM SECURITIES	Shares

Money Market Funds (F) – 4.4%
State Street Institutional U.S. Government Money Market Fund – Premier Class, 0.310%	21,554	21,554

Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares, 0.390%(G)	233	233

		21,787

TOTAL SHORT-TERM SECURITIES – 4.4%		$21,787

(Cost: $21,787)

TOTAL INVESTMENT SECURITIES – 99.3%		$496,330

(Cost: $638,776)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.7%		3,405

NET ASSETS – 100.0%		$499,735

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.
(B)	All or a portion of securities with an aggregate value of $15,989 are on loan.
(C)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.
(D)	Principal amounts are denominated in the indicated foreign currency, where applicable (NOK - Norwegian Krone).
(E)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020 the total value of these securities amounted to $5,415 or 1.1% of net assets.

(F)	Rate shown is the annualized 7-day yield at March 31, 2020.
(G)	Investment made with cash collateral received from securities on loan.

The following forward foreign currency contracts were outstanding at March 31, 2020:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
U.S. Dollar	65,068	Japanese Yen	7,060,213	4-14-20	Deutsche Bank AG	$636	$—

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$—	$19,011	$—
Consumer Discretionary	19,436	43,683	—
Consumer Staples	—	62,769	—
Energy	16,172	20,537	—
Financials	—	53,282	—
Health Care	9,635	65,994	—
Industrials	—	70,194	—
Information Technology	6,750	27,478	—
Materials	3,441	23,887	—
Real Estate	—	11,512	—
Utilities	—	5,785	—

Total Common Stocks	$55,434	$404,132	$—
Investment Funds	9,562	—	—
Other Government Securities	—	5,415	—
Short-Term Securities	21,787	—	—

Total	$86,783	$409,547	$—

Forward Foreign Currency Contracts	$—	$636	$—

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at March 31, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$638,776

Gross unrealized appreciation	11,839
Gross unrealized depreciation	(154,285)

Net unrealized depreciation	$(142,446)